Common Stock Purchase Options: Schedule of Nonvested Share Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	2,346,500	1,155,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 1.42	$ 0.95
Nonvested Stock options issued during the period	1,478,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	(286,500)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 2.42
Non-vested options		1,155,000	616,666
Wtd. Avg. Grant Date Fair Value		$ 0.34	$ 0.34
Stock options issued during the year		795,000
Wtd. Avg.Grant Date Fair Value Options Issued		$ 1.25
Vest during the year		(256,666)
Wtd. Avg.Grant Date Fair Value Options Vested		$ 0.74